Filed with the Securities and Exchange Commission on January 31, 1997.


                                                               File No. 2-91578
                                                               File No. 811-4048

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.     ____

         Post-Effective Amendment No.     22
                                         ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     24
                          ----

                                AARP Growth Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         Two International Place, Boston, MA            02110-4103
       ----------------------------------------         ----------
       (Address of Principal Executive Offices)         (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

           ___    immediately upon filing pursuant to paragraph (b)

            X     on February 1, 1997 pursuant to paragraph (b)
           ---
           ___    60 days after filing pursuant to paragraph (a)(i)

           ___    on _______________ pursuant to paragraph (a)(i)

           ___    75 days after filing pursuant to paragraph (a)(ii)

           ___    on _______________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed the notice required by Rule 24f-2 for its most recent fiscal year on November 29, 1996.

                                AARP GROWTH TRUST
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A

PART A
------

Item No.       Item Caption             Prospectus Caption
--------       ------------             ------------------
1.             Cover Page               COVER PAGE

2.             Synopsis                 FUND EXPENSES
                                        EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                          INVESTMENT IN EACH AARP FUND
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
                                        WHAT DOES THE AARP INVESTMENT PROGRAM OFFER ME?


3.             Condensed Financial      FINANCIAL HIGHLIGHTS
               Information              UNDERSTANDING FUND PERFORMANCE

4.             General Description      AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
               of Registrant            INVESTMENT OBJECTIVES AND POLICIES
                                        OTHER INVESTMENT POLICIES AND RISK FACTORS
                                        FUND ORGANIZATION

5.             Management of the        FUND EXPENSES
               Fund                     EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                          INVESTMENT IN EACH AARP FUND
                                        FINANCIAL HIGHLIGHTS
                                        FUND ORGANIZATION
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM

5A.            Management's             NOT APPLICABLE
               Discussion of Fund
               Performance

6.             Capital Stock and        ADDITIONAL INFORMATION ABOUT
               Other Securities           DISTRIBUTIONS AND TAXES
                                        FUND ORGANIZATION
                                        ACCESS TO YOUR INVESTMENT

7.             Purchase of Securities   OPENING AN ACCOUNT
               Being Offered            ADDING TO YOUR INVESTMENT
                                        EXCHANGING
                                        INVESTOR SERVICES
                                        WIRE TRANSFER INSTRUCTIONS

8.             Redemption or            EXCHANGING
               Repurchase               ACCESS TO YOUR INVESTMENT
                                        SIGNATURE GUARANTEES
                                        INVESTOR SERVICES

9.             Pending Legal            NOT APPLICABLE
               Proceedings


                             Cross Reference-Page 1

PART B
------
                                          Caption in Statement of
Item No.       Item Caption               Additional Information
--------       ------------               ----------------------
10.            Cover Page                 COVER PAGE

11.            Table of Contents          TABLE OF CONTENTS

12.            General Information        TRUST ORGANIZATION
               and History

13.            Investment Objectives      THE FUNDS' INVESTMENT OBJECTIVES
               and Policies                 AND POLICIES
                                          BROKERAGE AND PORTFOLIO TURNOVER

14.            Management of the          MANAGEMENT OF THE FUNDS
               Fund                       TRUSTEES AND OFFICERS
                                          REMUNERATION

15.            Control Persons and        TRUSTEES AND OFFICERS
               Principal Holders
               of Securities

16.            Investment Advisory        MANAGEMENT OF THE FUNDS
               and Other Services         TRUSTEES AND OFFICERS
                                          OTHER INFORMATION

17.            Brokerage Allocation       BROKERAGE AND PORTFOLIO TURNOVER

18.            Capital Stock and          TRUST ORGANIZATION
               Other Securities

19.            Purchase, Redemption       THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
               and Pricing of Securities  PURCHASES
               Being Offered              REDEMPTIONS
                                          RETIREMENT PLANS
                                          OTHER PLANS
                                          NET ASSET VALUE

20.            Tax Status                 TAXES

21.            Underwriters               DISTRIBUTOR

22.            Calculations of            DIVIDENDS AND YIELD
               Performance Data

23.            Financial Statements       FINANCIAL STATEMENTS


                             Cross Reference-Page 2

                             Part A (the Prospectus)

Part A of this Post-Effective Amendment to the Registration Statement is incorporated by reference in its entirety to the Fund's current Post-Effective Amendment No. 21 on Form N-1A filed on January 30, 1997.

                    Part B (the Statement of Additional Information)

Part B of this Post-Effective Amendment to the Registration Statement is incorporated by reference in its entirety to the Fund's current Post-Effective Amendment No. 21 on Form N-1A filed on January 30, 1997.

                                AARP GROWTH TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:


                                    Financial Highlights for AARP Growth and Income Fund and
                                    AARP Capital Growth Fund for the ten fiscal years ended
                                    September 30, 1996.

                                    Financial Highlights for AARP Balanced Stock and Bond Fund
                                    for the period February 1, 1994 (commencement of operations)
                                    to September 30, 1994, and for the two fiscal years ended
                                    September 30, 1996.

                                    Financial Highlights for AARP Global Growth Fund for the
                                    period February 1, 1996 (commencement of operations) to
                                    September 30, 1996.

                                    Financial Highlights for AARP Blue Chip Index Fund, AARP
                                    International Stock Fund and AARP Small Company Stock Fund
                                    to be filed by amendment.

                           Included in Part B of this Registration Statement:

                           For AARP Global Growth Fund:

                                    Statement of Assets and Liabilities as of September 30, 1996
                                    and related notes

                                    List of Investments as of September 30, 1996
                                    Statement of Assets and Liabilities as of September 30, 1996
                                    Statement of Operations for the period February 1, 1996
                                    (commencement of operations) to September 30, 1996
                                    Statement of Changes in Net Assets for the period February
                                    1, 1996 (commencement of operations) to September 30, 1996
                                    Financial Highlights for the period February 1, 1996
                                    (commencement of operations) to September 30, 1996
                                    Notes to Financial Statements

                           For AARP Growth and Income Fund and AARP Capital Growth Fund:

                                    List of Investments as of September 30, 1996
                                    Statement of Assets and Liabilities as of September 30, 1996
                                    Statement of Operations for the fiscal year ended September
                                    30, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended September 30, 1996
                                    Financial Highlights for the five fiscal years ended
                                    September 30, 1996
                                    Notes to Financial Statements


                                Part C - Page 1

                           For AARP Balanced Stock and Bond Fund:

                                    List of Investments as of September 30, 1996
                                    Statement of Assets and Liabilities as of September 30, 1996
                                    Statement of Operations for the fiscal year ended September
                                    30, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended September 30, 1996
                                    Financial Highlights for the period February 1, 1994
                                    (commencement of operations) to September 30, 1994 and for the two fiscal years ended September 30, 1996
                                    Notes to Financial Statements

                           For AARP Blue Chip Index Fund:

                                    Statement of Assets and Liabilities as of ___________________ and related notes to be filed by amendment.

                           For AARP International Stock Fund:

                                    Statement of Assets and Liabilities as of ___________________ and related notes to be filed by amendment.

                           For AARP Small Company Stock Fund:

                                    Statement of Assets and Liabilities as of ___________________ and related notes to be filed by amendment.

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)   Declaration of Trust dated June 8, 1984, as amended November 1,
                                               1984.
                                               (Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 1 to the Registration Statement.)

                                      (a)(2)   Certificate of Amendment dated September 15, 1989 to Declaration of
                                               Trust.
                                               (Previously filed as Exhibit 1(a)(2) to Post-Effective Amendment
                                               No. 10 to the Registration Statement.)

                                      (a)(3)   Certificate of Amendment dated January 25, 1994 to Declaration of
                                               Trust.
                                               (Previously filed as Exhibit 1(a)(3) to Post-Effective Amendment
                                               No. 16 to the Registration Statement.)

                                      (a)(4)   Amended and Restated Declaration of Trust dated September 13, 1996.
                                               (Previously filed as Exhibit 1(a)(4) to Post-Effective Amendment
                                               No. 20 to the Registration Statement.)

                                      (b)(1)   Establishment of Series dated December 11, 1984.
                                               (Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 4 to the Registration Statement.)


                                Part C - Page 2

                                      (b)(2)   Establishment and Designation of Series of Beneficial Interest
                                               dated September 22, 1993.
                                               (Previously filed as Exhibit 1(b)(2) to Post-Effective Amendment
                                               No. 4 to the Registration Statement.)

                                      (b)(3)   Establishment and Designation of Series of Beneficial Interest
                                               dated November 17, 1995.
                                               (Previously filed as Exhibit 1(b)(3) to Post-Effective Amendment
                                               No. 18 to the Registration Statement.)

                                      (b)(4)   Establishment and Designation of Series of Beneficial Interest
                                               dated November 12, 1996.
                                               (Previously filed as Exhibit 1(b)(4) to Post-Effective Amendment
                                               No. 20 to the Registration Statement.)

                             2.       (a)(1)   By-Laws of the Registrant as amended June 17, 1992.
                                               (Previously filed as Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement.)

                                      (a)(2)   By-Laws of the Registrant as amended March 17, 1993.
                                               (Previously filed as Exhibit 2(a)(2) to Post-Effective Amendment
                                               No. 14 to the Registration Statement.)

                                      (a)(3)   Certificate as to Resolution of Board Members dated June 24, 1996.
                                               (Previously filed as Exhibit 2(a)(3) to Post-Effective Amendment
                                               No. 20 to the Registration Statement.)

                             3.                Inapplicable.

                             4.                Specimen certificate representing shares of beneficial interest having par value of $.01 per share.
                                               (Previously filed as Exhibit 4 to Post-Effective Amendment No. 1 to the Registration Statement.)

                             5.       (a)      Investment Management and Advisory Agreement between the Registrant and AARP/Scudder Financial Management Company dated December 16,
                                               1985.
                                               (Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registration Statement.)

                                      (a)(1)   Investment Management Agreement between the Registrant and Scudder,
                                               Stevens & Clark, Inc. dated February 1, 1994.  (Previously filed as
                                               Exhibit 5(c) to Post-Effective Amendment No. 15 to the Registration
                                               Statement.)

                                      (a)(2)   Supplement to Investment Management Agreement between the
                                               Registrant and Scudder, Stevens & Clark, Inc. dated February 1,
                                               1996.
                                               (Incorporated by reference to Exhibit 5(a)(2) to Post-Effective
                                               Amendment No. 19 to the Registration Statement.)

                                      (a)(3)   Form of Supplement to Investment Management Agreement with respect to AARP Blue Chip Index Fund between the Registrant and Scudder,
                                               Stevens & Clark, Inc. dated February 1, 1997.
                                               (Incorporated by reference to Exhibit 5(a)(3) to Post-Effective
                                               Amendment No. 21 to the Registration Statement.)




                                Part C - Page 3

                                      (a)(4)   Form of Supplement to Investment Management Agreement with respect to AARP International Stock Fund and AARP Small Company Stock Fund
                                               between the Registrant and Scudder, Stevens & Clark, Inc. dated
                                               February 1, 1997.
                                               (Incorporated by reference to Exhibit 5(a)(4) to Post-Effective
                                               Amendment No. 21 to the Registration Statement.)


                                      (b)      Subadvisory Agreement among AARP/Scudder Financial Management
                                               Company, Scudder, Stevens & Clark, Inc., and the Registrant dated
                                               December 16, 1985.
                                               (Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 5 to the Registration Statement.)  Terminated February 1, 1994.

                                      (c)      Form of Subadvisory Agreement between Scudder, Stevens & Clark,
                                               Inc. and Bankers Trust Company with respect to AARP Blue Chip Index
                                               Fund dated ______________ is filed herein.

                             6.                Underwriting Agreement between the Registrant and Scudder Fund
                                               Distributors, Inc. dated September 4, 1985.
                                               (Previously filed as Exhibit 6 to Post-Effective Amendment No. 4 to the Registration Statement.)

                             7.                Inapplicable.

                             8.       (a)(1)   Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 30, 1984.
                                               (Previously filed as Exhibit 8(a)(1) to Post-Effective Amendment
                                               No. 4 to the Registration Statement.)

                                      (a)(2)   Fee schedule for Exhibit 8(a)(l).
                                               (Previously filed as Exhibit 8(a)(2) to Post-Effective Amendment
                                               No. 4 to the Registration Statement.)

                                      (a)(3)   Additional Provision to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 30, 1984.
                                               (Previously filed as Exhibit 8(a)(3) to Post-Effective Amendment
                                               No. 4 to the Registration Statement.)

                                      (a)(4)   Amendment dated September 23, 1987 to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated
                                               November 30, 1984.
                                               (Previously filed as Exhibit 8(a)(4) to Post-Effective Amendment
                                               No. 9 to the Registration Statement.)

                                      (a)(5)   Amendment dated September 15, 1988 to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated
                                               November 30, 1984.
                                               (Previously filed as Exhibit 8(a)(5) to Post-Effective Amendment
                                               No. 9 to the Registration Statement.)

                                      (a)(6)   Revised fee schedule for Exhibit 8(a)(1).
                                               (Previously filed as Exhibit 8(a)(6) to Post-Effective Amendment
                                               No. 17 to the Registration Statement.)

                                      (a)(7)   Custodian Agreement between the Registrant on behalf of AARP Global
                                               Growth Fund and Brown Brothers Harriman & Co. dated February 1, 1996.


                                Part C - Page 4

                                               (Previously filed as Exhibit 8(a)(7) to Post-Effective Amendment
                                               No. 19 to the Registration Statement.)

                                      (a)(8)   Fee schedule for Exhibit 8(a)(7) dated February 1, 1996.
                                               (Previously filed as Exhibit 8(a)(8) to Post-Effective Amendment
                                               No. 18 to the Registration Statement.)

                             9.       (a)      Transfer Agency and Service Agreement between the Registrant and
                                               Scudder Service Corporation dated October 2, 1989.
                                               (Previously filed as Exhibit 9(a) to the Post-Effective Amendment
                                               No. 10 to the Registration Statement.)

                                      (b)      Member Services Agreement among AARP/Scudder Financial Management
                                               Company, AARP Financial Services Corp. and the Registrant, dated
                                               November 30, 1984.
                                               (Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 5 to the Registration Statement.)  Terminated February 1, 1994.

                                      (b)(1)   Member Services Agreement between AARP Financial Services Corp. and
                                               Scudder, Stevens & Clark, Inc. dated February 1, 1994.
                                               (Previously filed as Exhibit 9(b)(1) to Post-Effective Amendment
                                               No. 16 to the Registration Statement.)

                                      (c)      Service Mark License Agreement among Scudder, Stevens & Clark,
                                               Inc., American Association of Retired Persons, the Registrant, AARP
                                               Income Trust and AARP Insured Tax Free Income Trust dated November
                                               30, 1984.
                                               (Previously filed as Exhibit 9(c) to Post-Effective Amendment No. 5 to the Registration Statement.)

                                      (c)(1)   Service Mark License Agreement among Scudder, Stevens & Clark,
                                               Inc., American Association of Retired Persons, the Registrant, AARP
                                               Cash Investment Funds, AARP Income Trust and AARP Tax Free Income
                                               Trust dated March 20, 1996.
                                               (Previously filed as Exhibit 9(c)(1) to Post-Effective Amendment
                                               No. 20 to the Registration Statement.)

                                      (d)      Shareholder Service Agreement between the Registrant and Scudder
                                               Service Corporation dated June 1, 1988.
                                               (Previously filed as Exhibit 9(d) to Post-Effective Amendment No. 9 to the Registration Statement.)

                                      (e)      Fund Accounting Services Agreement between the Registrant, on behalf of AARP Balanced Stock and Bond Fund and Scudder Fund
                                               Accounting Corporation dated October 20, 1995.
                                               (Previously filed as Exhibit 9(e) to Post-Effective Amendment
                                               No. 17  to the Registration Statement.)

                                      (f)      Fund Accounting Services Agreement between the Registrant, on behalf of AARP Capital Growth Fund and Scudder Fund Accounting
                                               Corporation dated November 10, 1995.
                                               (Previously filed as Exhibit 9(f) to Post-Effective Amendment
                                               No. 17  to the Registration Statement.)


                                Part C - Page 5

                                      (g)      Fund Accounting Services Agreement between the Registrant, on behalf of AARP Growth and Income Fund and Scudder Fund Accounting
                                               Corporation dated September 5, 1995.
                                               (Previously filed as Exhibit 9(g) to Post-Effective Amendment
                                               No. 17  to the Registration Statement.)

                                      (h)      Fund Accounting Services Agreement between the Registrant, on behalf of AARP Global Growth Fund and Scudder Fund Accounting
                                               Corporation dated February 1, 1996.
                                               (Previously filed as Exhibit 9(h) to Post-Effective Amendment
                                               No. 19 to the Registration Statement.)

                                      (i)      Form of Fund Accounting Services Agreement between the Registrant on behalf of AARP Small Company Stock Fund dated February 1, 1997.
                                               (Incorporated by reference to Exhibit 9(i) to Post-Effective
                                               Amendment No. 21 to the Registration Statement.)


                                      (j)(1)   Form of COMPASS and TRAK 2000 Service Agreement between Scudder
                                               Trust Company and the Registrant dated February 1, 1997.
                                               (Incorporated by reference to Exhibit 9(j)(i) to Post-Effective
                                               Amendment No. 21 to the Registration Statement.)


                                      (j)(2)   Fee Schedule for Exhibit 9(j)(1).
                                               (Incorporated by reference to Exhibit 9(j)(2) to Post-Effective
                                               Amendment No. 21 to the Registration Statement.)


                             10.               Inapplicable.

                             11.               Consent of Independent Accountants is filed herein.

                             12.               Inapplicable.

                             13.               Inapplicable.

                             14.      (a)      Individual Retirement Account (IRA).
                                               (Previously filed as Exhibit 14(a) to Post-Effective Amendment
                                               No. 1 to the Registration Statement.)

                                      (b)      Harvest Plan for Self-Employed Persons and Corporations.
                                               (Previously filed as Exhibit 14(b) to Post-Effective Amendment
                                               No. 1 to the Registration Statement.)

                             15.               Inapplicable.

                             16.               Schedule for Computation of Performance Data.
                                               (Previously filed as Exhibit 16 to Post-Effective Amendment No. 10 to the Registration Statement.)

                             17.               Financial Data Schedules.
                                               (Incorporated by reference to Exhibit 17 to Post-Effective
                                               Amendment No. 21 to the Registration Statement.)


                             18.               Inapplicable.

Power of Attorney for Cuyler W. Findlay, Adelaide Attard, Cyril F. Brickfield, Robert N. Butler, Robert J. Myers, James H. Schulz and Gordon Shillinglaw is incorporated by reference to the Signature Page of Post-Effective Amendment No. 8.

Power of Attorney for Linda C. Coughlin, Horace Deets and Wayne F. Haefer is incorporated by reference to the Signature Pages of Post-Effective Amendment No. 18.


                                Part C - Page 6

Power of Attorney for Carole Lewis Anderson, Esther Canja, Edgar R. Fiedler, Eugene P. Forrester and George L. Maddox, Jr. is filed herein.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of December 31, 1996).
--------          ----------------------------------------------------------

                                       (1)                                              (2)
                                 Title of Class                            Number of Record Shareholders
                                 --------------                            -----------------------------
                   Shares of beneficial interest
                   with par value of $.01
                       AARP Balanced Stock and Bond Fund                               52,380
                       AARP Growth and Income Fund                                    276,099
                       AARP Global Growth Fund                                         20,396
                       AARP Capital Growth Fund                                        82,847
                       AARP Blue Chip Index Fund                                         0
                       AARP International Stock Fund                                     0
                       AARP Small Company Stock Fund                                     0

Item 27.          Indemnification.
--------          ----------------

         A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

         Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

         Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholders Shares are issued. The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 4.2 Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, agent or service provider thereof for any action or failure to act by him (or her) or any other such Trustee, officer, employee, agent or service provider (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "service provider" as used in this Section 4.2, shall include any investment adviser, principal underwriter or other person with whom the Trust has an agreement for provision of services.


                                Part C - Page 7

         Section 4.3 Mandatory Indemnification.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
         "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
         (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
         Section 4.3 provided that either:

                           (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.


                                Part C - Page 8

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           President, The Japan Fund, Inc. (investment company)**
                           Director, Sovereign High Yield Investment Company (investment company)+

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*


                                Part C - Page 9

                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           President & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**


                                Part C - Page 10

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg


                                Part C - Page 11

                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Assistant Secretary, Scudder Realty Holdings Corporation (a
                                 real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**


                                Part C - Page 12

                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.


                                Part C - Page 13

                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Chairman and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     Vice President
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110


                                Part C - Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         David S. Lee                      Director, President and Assistant       Vice President and
         Two International Place           Treasurer                               Assistant Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Assistant Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Senior Vice President                   Vice President and
         345 Park Avenue                                                           Secretary
         New York, NY  10154

         Edmund J. Thimme                  Director and Vice President             None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)              (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage           Other
                 Underwriter             Commissions       and Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------
               Scudder Investor              None                None                None              None
                Services, Inc.


                                Part C - Page 15

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the custodian of AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund and AARP Capital Growth Fund are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the custodian of AARP Global Growth Fund are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  The Registrant hereby undertakes to file post-effective amendments, using reasonably current financial statements of AARP Blue Chip Index Fund, AARP International Stock Fund, and AARP Small Company Stock Fund, within four to six months from the effectiveness date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of a Fund's latest annual report to shareholders upon request and without change.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being controlling precedent, to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                Part C - Page 16

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31th day of January, 1997.

                                        AARP GROWTH TRUST


                                   By   /s/Thomas F. McDonough
                                        ---------------------------------------
                                        Thomas F. McDonough, Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----

/s/Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Chairman and Trustee                January 31, 1997

/s/Carole Lewis Anderson
--------------------------------------
Carole Lewis Anderson*                      Trustee                             January 31, 1997

/s/Adelaide Attard
--------------------------------------
Adelaide Attard*                            Trustee                             January 31, 1997

/s/Cyril F. Brickfield
--------------------------------------
Cyril F. Brickfield*                        Trustee                             January 31, 1997

/s/Robert N. Butler
--------------------------------------
Robert N. Butler*                           Trustee                             January 31, 1997

/s/Esther Canja
--------------------------------------
Esther Canja*                               Trustee                             January 31, 1997

/s/Horace Deets
--------------------------------------
Horace Deets*                               Vice Chairman and Trustee           January 31, 1997

/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                             January 31, 1997

/s/Eugene P. Forrester
--------------------------------------
Eugene P. Forrester*                        Trustee                             January 31, 1997

/s/Wayne F. Haefer
--------------------------------------
Wayne F. Haefer*                            Trustee                             January 31, 1997

/s/George L. Maddox, Jr.
--------------------------------------
George L. Maddox, Jr.*                      Trustee                             January 31, 1997

/s/Robert J. Myers
--------------------------------------
Robert J. Myers*                            Trustee                             January 31, 1997

/s/James H. Schulz
--------------------------------------
James H. Schulz*                            Trustee                             January 31, 1997



SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----

/s/Gordon Shillinglaw
--------------------------------------
Gordon Shillinglaw*                         Trustee                             January 31, 1997

/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer        January 31, 1997
                                            (Principal Financial and Accounting
                                            Officer)


*By      Thomas F. McDonough
         -----------------------------------
         Thomas F. McDonough
         Attorney-in-fact pursuant to a power of attorney contained in the signature pages of Post-Effective
         Amendment No. 8 to the Registration Statement filed December 4, 1987, Post-Effective Amendment
         No. 18 to the Registration Statement filed January
         26, 1996.

                                                               File No. 2-91578
                                                               File No. 811-4048




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 22

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 24

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                                AARP GROWTH TRUST

                                AARP GROWTH TRUST

                                  EXHIBIT INDEX

                                   Exhibit 11